Fair value measurements and Hedging - Fair value on recurring basis - Significant Other Observable Inputs (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Current	$ 12,897	$ 25,585
Derivative Asset, Noncurrent	5,322	8,666
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Current	(0)	1,665
Derivative Asset, Noncurrent	(0)	798
Total	(0)	2,463
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Current	12,159	20,041
Derivative Asset, Noncurrent	5,247	7,868
Total	$ 17,406	$ 27,909